Schedule of associates (Details)	12 Months Ended
Dec. 31, 2021
Dona Francisca Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Associate name	Dona Francisca Energética S.A.
Domicile of entity	Agudo/RS
Main activity	Production of electricity
Proportion of ownership interest in associate	23.03%
Investor	Copel
Fozdo Chopim Energetica Ltda [Member]
IfrsStatementLineItems [Line Items]
Associate name	Foz do Chopim Energética Ltda.
Domicile of entity	Curitiba/PR
Main activity	Production of electricity
Proportion of ownership interest in associate	35.77%
Investor	Copel GeT
Carbocampel S A [Member]
IfrsStatementLineItems [Line Items]
Associate name	Carbocampel S.A.
Domicile of entity	Figueira/PR
Main activity	Coal exploration
Proportion of ownership interest in associate	49.00%
Investor	Copel